Intangible assets - Changes in intangible assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Changes in intangible assets [Line Items]
Beginning balance		₩ 5,807,836		₩ 5,644,782
Acquisition		828,985		688,103
Business combination				4,425
Disposal and Write-off		(14,254)		(237,568)
Amounts transferred from(to) property and equipment		(1,550)		(6,916)
Impairment		(10,682)	[1]	(2,762)	[2]
Amortization	[3]	(391,520)		(298,609)
Effects of changes in foreign exchange rate		(869)		16,381
Ending balance		6,217,946		5,807,836
Goodwill
Changes in intangible assets [Line Items]
Beginning balance		4,683,902		4,670,134
Acquisition		0		0
Business combination				0
Disposal and Write-off		0		0
Amounts transferred from(to) property and equipment		0		0
Impairment		(5,402)	[1]	(2,258)	[2]
Amortization	[3]	0		0
Effects of changes in foreign exchange rate		(1,296)		16,026
Ending balance		4,677,204		4,683,902
Software
Changes in intangible assets [Line Items]
Beginning balance		263,341		192,582
Acquisition		90,051		143,766
Business combination				1,472
Disposal and Write-off		(3,901)		(253)
Amounts transferred from(to) property and equipment		0		0
Impairment		(4,006)	[1]	0	[2]
Amortization	[3]	(91,894)		(74,916)
Effects of changes in foreign exchange rate		5,642		690
Ending balance		259,233		263,341
Development cost
Changes in intangible assets [Line Items]
Beginning balance		454,284		229,148
Acquisition		133,709		332,826
Business combination				2,638
Disposal and Write-off		(3,560)		(434)
Amounts transferred from(to) property and equipment		(1,550)		(6,337)
Impairment		(1,001)	[1]	(702)	[2]
Amortization	[3]	(131,043)		(102,849)
Effects of changes in foreign exchange rate		13,799		(6)
Ending balance		464,638		454,284
Others
Changes in intangible assets [Line Items]
Beginning balance		406,309		552,918
Acquisition		605,225		211,511
Business combination				315
Disposal and Write-off		(6,793)		(236,881)
Amounts transferred from(to) property and equipment		0		(579)
Impairment		(273)	[1]	198	[2]
Amortization	[3]	(168,583)		(120,844)
Effects of changes in foreign exchange rate		(19,014)		(329)
Ending balance		₩ 816,871		₩ 406,309

[1]	Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia and life insurance sector at Shinhan Financial Plus Co., Ltd. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, the Group recognized an impairment loss amounting to W 1,842 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (W 2,934 million decrease comparing to the previous year) due to continuing high price index and domestic foreign economic turndown mainly from the prolongation of the Ukraine crisis, global high interest rates, etc. In addition, as a result of the impairment test for goodwill of Shinhan Financial Plus Co., Ltd., the Group recognized an impairment loss amounting to W 3,560 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (W 9,750 million decrease comparing to the previous year) due to the underperformance from the cash-generating unit and the reflection of the future outlook. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.
[2]	Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, the Group recognized an impairment loss amounting to W2,258 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (W1,569 million decrease comparing to the previous year) due to continuing high price index and domestic foreign economic turndown mainly from the prolongation of the Ukraine crisis, global high interest rates, etc. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.
[3]	Included in general administrative expense, other operating income (expense), and insurance service expense of the consolidated statements of comprehensive income.